Consolidated Statements of Comprehensive Income (Loss) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Revenue	₩ 26,615,347	₩ 21,330,819	₩ 26,151,781
Cost of sales	(24,039,928)	(20,985,643)	(25,027,703)
Gross profit	2,575,419	345,176	1,124,078
Selling expenses	(584,692)	(575,785)	(895,602)
Administrative expenses	(1,103,617)	(899,902)	(931,117)
Research and development expenses	(1,447,706)	(1,379,653)	(1,382,406)
Other income	2,100,443	1,472,258	3,185,837
Other expenses	(2,797,981)	(1,786,234)	(4,446,414)
Finance income	883,094	1,122,294	873,059
Finance costs	(1,821,912)	(1,634,534)	(966,363)
Equity in income (loss) of equity accounted investees, net	5,412	(3,061)	5,558
Loss before income tax	(2,191,540)	(3,339,441)	(3,433,370)
Income tax benefit (expense)	(217,760)	762,712	237,785
Loss for the year	(2,409,300)	(2,576,729)	(3,195,585)
Other comprehensive income (loss) Items that will never be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	(131,835)	49,817	122,361
Other comprehensive income (loss) from associates	(85)	170	32
Items that will never be reclassified to profit or loss	(131,920)	49,987	122,393
Other comprehensive income (loss), Items that are or may be reclassified to profit or loss
Foreign currency translation differences for foreign operations	926,637	23,143	(80,963)
Gain on valuation of derivative	0	0	9,227
Other comprehensive income (loss) from associates	3,320	(2,824)	(9,710)
Items that are or may be reclassified to profit or loss	929,957	20,319	(81,446)
Other comprehensive income for the year, Net of income tax	798,037	70,306	40,947
Total comprehensive loss for the year	(1,611,263)	(2,506,423)	(3,154,638)
Profit (loss) attributable to:
Owners of the Parent Company	(2,562,606)	(2,733,742)	(3,071,565)
Non-controlling interests	153,306	157,013	(124,020)
Profit (loss) for the year	(2,409,300)	(2,576,729)	(3,195,585)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	(1,923,316)	(2,647,407)	(3,006,686)
Non-controlling interests	312,053	140,984	(147,952)
Total comprehensive loss for the year	₩ (1,611,263)	₩ (2,506,423)	₩ (3,154,638)
Loss per share (in won)
Basic loss per share	₩ (5,438)	₩ (7,177)	₩ (8,064)
Diluted loss per share	₩ (5,438)	₩ (7,177)	₩ (8,064)